UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tracer Capital Management L.P.
Address: 540 Madison Avenue
         33rd Floor
         New York, NY  10022

13F File Number:  28-11142

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tom Perrone
Title:     Chief Financial Officer
Phone:     (212) 419-4254

Signature, Place, and Date of Signing:

     Tom Perrone     New York, NY     August 14, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     23

Form13F Information Table Value Total:     $118,237 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AKAMAI TECHNOLOGIES INC        COM              00971T101     4699   245000 SH       SOLE                   245000        0        0
AMDOCS LTD                     ORD              G02602103     4505   210000 SH       SOLE                   210000        0        0
AMKOR TECHNOLOGY INC           COM              031652100     3257   690000 SH       SOLE                   690000        0        0
CADENCE DESIGN SYSTEM INC      COM              127387108     4165   706000 SH       SOLE                   706000        0        0
CITRIX SYS INC                 COM              177376100     4465   140000 SH       SOLE                   140000        0        0
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102     7209   270000 SH       SOLE                   270000        0        0
DISCOVERY COMMUNICATNS NEW     COM SER C        25470F302     3285   160000 SH       SOLE                   160000        0        0
F5 NETWORKS INC                COM              315616102     3980   115000 SH       SOLE                   115000        0        0
FIRST SOLAR INC                COM              336433107     6488    40000 SH       SOLE                    40000        0        0
GAMESTOP CORP NEW              CL A             36467W109     3962   180000 SH       SOLE                   180000        0        0
GENERAL CABLE CORP DEL NEW     COM              369300108     6013   160000 SH       SOLE                   160000        0        0
IPCS INC                       COM NEW          44980Y305     8623   576400 SH       SOLE                   576400        0        0
JUNIPER NETWORKS INC           COM              48203R104     3658   155000 SH       SOLE                   155000        0        0
LEVEL 3 COMMUNICATIONS INC     COM              52729N100     2008  1329602 SH       SOLE                  1329602        0        0
LOOPNET INC                    COM              543524300     2441   315000 SH       SOLE                   315000        0        0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105     7566   650000 SH       SOLE                   650000        0        0
MERCADOLIBRE INC               COM              58733R102     4873   181298 SH       SOLE                   181298        0        0
MICRON TECHNOLOGY INC          COM              595112103     6325  1250000 SH       SOLE                  1250000        0        0
NETAPP INC                     COM              64110D104     7296   370000 SH       SOLE                   370000        0        0
ON SEMICONDUCTOR CORP          COM              682189105     6071   885000 SH       SOLE                   885000        0        0
PRICELINE COM INC              COM NEW          741503403     7808    70000 SH       SOLE                    70000        0        0
SIRIUS XM RADIO INC            COM              82967N108     3569  8301139 SH       SOLE                  8301139        0        0
VISTAPRINT LIMITED             SHS              G93762204     5971   140000 SH       SOLE                   140000        0        0